Intangibles (Movements in maintenance rights) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 794,798
Maintenance rights at end of period	727,673
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	794,798	$ 1,088,246
EOL and MR contract maintenance rights expense	(28,078)	(37,521)
MR contract maintenance rights write-off due to maintenance liability release	(1,841)	(9,403)
EOL contract maintenance rights write-off due to cash receipt	(35,346)	(97,343)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(1,860)	(5,527)
Maintenance rights at end of period	$ 727,673	$ 938,452